Shareholder Report, Average Annual Return (Details) 197207_Pacer Industrial Real Estate ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	96 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Industrial Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Industrial Real Estate ETF NAV
Average Annual Return, Percent	15.37%	1.80%	8.96%
Solactive GPR Industrial Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GPR Industrial Real Estate Index
Average Annual Return, Percent	16.21%	3.45%	9.62%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	13.14%	14.80%
FTSE NAREIT All Equity REITS Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITS Total Return Index
Average Annual Return, Percent	14.89%	4.13%	7.34%